STATEMENTS OF CHANGES IN MEMBERS' EQUITY (DEFICIT)STOCKHOLDERS' EQUITY - USD ($)	Member Units [Member] Class A	Accumulated Deficit	Common Stock	Additional Paid-in Capital	Total
Balance, beginning of the period at Dec. 31, 2019	$ 4,669,696	$ (4,900,326)			$ (230,630)
Balance, beginning of the period (in shares) at Dec. 31, 2019	2,000,000
Issuance of equity units	$ 6,081,578				6,081,578
Issuance of equity units (In shares)	6,081,578
Net loss		(3,323,081)			(3,323,081)
Balance, end of the period (in shares) at Dec. 31, 2020	8,081,578
Balance, end of the period at Dec. 31, 2020	$ 10,751,274	(8,223,407)			2,527,867
Issuance of equity units	5,073,056				5,073,056
Reclassification of accumulated deficit	$ (8,223,407)	8,223,407
Issuance of equity units (In shares)	5,073,056
Initial public offering of common stock, net of underwriting discounts and commissions (in shares)			2,514,000
Deferred offering costs			$ (25,140)	$ (21,641,265)	(21,666,404)
Corporate conversion	$ (1,528,222)		$ 113,636	1,414,586
Corporate conversion (in shares)	(13,428,948)		11,363,636
Stock compensation expense	$ 924,438			263,648	1,188,087
Stock compensation (in shares)	274,314
Net loss	$ (6,997,139)	(926,468)			(7,923,607)
Balance, end of the period (in shares) at Dec. 31, 2021			13,877,636
Balance, end of the period at Dec. 31, 2021		(1,747,860)	$ 138,776	$ 23,319,499	21,710,415
Corporate conversion tax-effect		$ (821,392)			$ (821,392)